Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured Or Disclosed At Fair Value
As of December 31, 2020 and 2021, assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below:

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes-recurring	36,197	—	36,197	—	—
Short-term investments, alternative investment fund (1)	165,381	—	—	—	35,527

Total	201,578	—	36,197	—	35,527

Liabilities
Purchase consideration payable	19,252	—	—	19,252	—
Contingent consideration	2,900	—	—	2,900	1,233

Total	22,152	—	—	22,152	1,233

		Fair value measurement or disclosure at December 31, 2021 using
	Total fair value at December 31, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes - recurring	69,548	—	69,548	—	—
Short-term investments, alternative investment fund (1)	109,282	—	—	—	(52,877)

Total	178,830	—	69,548	—	(52,877)

Liabilities
Purchase consideration payables	16,002	—	—	16,002	—
Contingent consideration	1,800	—	—	1,800	1,100

Total	17,802	—	—	17,802	1,100

(1)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.